Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 19,351	$ 21,098
Ending balance	15,180	19,351	$ 21,098
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	15,949	16,789
Ending balance	12,278	15,949	16,789
Other Acquired Intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,402	4,309
Ending balance	2,902	3,402	4,309
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	48,673	46,430	30,995
Additions	1,883	5,949	15,435
Disposals	(4,352)	(3,706)	0
Ending balance	46,204	48,673	46,430
Gross carrying amount | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	44,449	39,306	28,095
Additions	1,883	5,949	11,211
Disposals	(3,990)	(806)	0
Ending balance	42,342	44,449	39,306
Gross carrying amount | Other Acquired Intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	4,224	7,124	2,900
Additions	0	0	4,224
Disposals	(362)	(2,900)	0
Ending balance	3,862	4,224	7,124
Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(29,322)	(25,332)	(16,861)
Period changes	(6,054)	(7,696)	(8,471)
Disposals	4,352	3,706	0
Ending balance	(31,024)	(29,322)	(25,332)
Accumulated depreciation and amortisation | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(28,500)	(22,517)	(15,192)
Period changes	(5,554)	(6,789)	(7,325)
Disposals	3,990	806	0
Ending balance	(30,064)	(28,500)	(22,517)
Accumulated depreciation and amortisation | Other Acquired Intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(822)	(2,815)	(1,669)
Period changes	(500)	(907)	(1,146)
Disposals	362	2,900	0
Ending balance	$ (960)	$ (822)	$ (2,815)